Income tax and deferred tax (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Deferred tax	$ 60,888	$ 100,817	$ (268,890)
Current tax	(116,903)
Difference between provision and tax return	3,919	2,907	(1,223)
Income tax (expense) benefit	$ (52,096)	$ 103,724	$ (270,113)